Subsequent Events - Additional Information (Detail) MMBTU in Thousands	3 Months Ended		12 Months Ended
	Apr. 01, 2019 MMBTU $ / BTU $ / bbl bbl	Mar. 31, 2019 USD ($) MMBTU $ / BTU $ / bbl bbl	Dec. 31, 2018 MMBTU $ / BTU $ / bbl bbl	Mar. 27, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Fixed price/basis swaps | Natural gas fixed price swaps
Subsequent Event [Line Items]
Volume (MMBtu) | MMBTU		46,447	56,125
Weighted average price | $ / BTU		2.82	2.84
Fixed price/basis swaps | Oil fixed price swaps
Subsequent Event [Line Items]
Weighted average price | $ / bbl		60.36	60.76
Volume | bbl		6,938,390	7,005,170
2017 Credit Facility
Subsequent Event [Line Items]
Line of credit facility, current borrowing capacity | $		$ 750,000,000			$ 675,000,000	$ 200,000,000
Subsequent event | Fixed price/basis swaps | Natural gas fixed price swaps
Subsequent Event [Line Items]
Volume (MMBtu) | MMBTU	40
Weighted average price | $ / BTU	2.68
Subsequent event | Fixed price/basis swaps | Oil fixed price swaps
Subsequent Event [Line Items]
Weighted average price | $ / bbl	57.80
Volume | bbl	2,000
Subsequent event | 2017 Credit Facility
Subsequent Event [Line Items]
Line of credit facility, current borrowing capacity | $				$ 750,000,000